DEC-11-2006 11:12 From: To:72027771030 P.2/2

[redacted]

06063010

CERT NAS

CIK 1381640

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

RECD S.E.C.
DEC 1 1 2006
1086

1-33178

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

December 11, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 4, 2006 The Nasdaq Stock Market (the "Exchange") received from Melco PBL Entertainment (Macau) Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing three ordinary shares

Ordinary shares, par value $0.01 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

PROCESSED
DEC 1 3 2006
THOMSON
FINANCIAL